FUND PORTFOLIOS..............................2
FINANCIAL INFORMATION
  INDEPENDENT PUBLIC ACCOUNTANTS' REPORT....10
  FINANCIAL STATEMENTS......................11
  FINANCIAL HIGHLIGHTS......................14
  NOTES TO FINANCIAL STATEMENTS.............16


          COMPOSITE MONEY MARKET PORTFOLIOS CONTINUE TO OFFER A PRUDENT
                        STRATEGY FOR SHORT-TERM INVESTING

     Despite the recent crisis in the Asian markets, consumer confidence in the U.S. economy remained largely positive through the end of 1997. This was seen as a result of several factors, including the modest recovery of the stock market, declining unemployment, low interest rates, and benign inflation.
     Our money market portfolios, which are particularly sensitive to inflation-ary pressures and any corresponding interest rate increases, continue to offer sound value to shareholders who seek capital preservation and liquidity.
     While some concerns persisted about the tightness of the labor markets and increasing wage growth, the Federal Reserve Board took rate action only once during the year. On March 25, it increased the target Fed Funds rate from 5.25% to 5.50%. However, as investors' concerns about inflation eased, the U.S. Treasury bill yield declined from 5.23% in July to 4.97% in early October. At year-end, the short end of the Treasury bill yield curve steepened to 5.34%. [PHOTO - WILLIAM G. PAPESH, COMPOSITE GROUP OF FUNDS PRESIDENT]

PORTFOLIOS' PERFORMANCE*
     At December 31, 1997, the seven-day simple yield for Class A shares of the Money Market Portfolio was 5.18%, or 5.32% on a compounded annual basis. Securities in the Money Market Portfolio had a weighted average maturity of 49 days.
     The seven-day simple yield for Class A shares of the Tax-Exempt Portfolio was 3.40%, or 3.46% on a compounded annual basis. Securities in the Tax-Exempt Portfolio had a weighted average maturity of 60 days.
     The Funds' adviser waived a portion of the expenses of the Tax-Exempt Portfolio. Without the waiver, the seven-day simple yield for Class A shares would have been 3.24%.

WE APPRECIATE YOUR BUSINESS
     We hope to continue to earn the trust you have placed in us. Many thanks for your confidence in Composite Cash Management Company during 1997.


/s/ William G. Papesh
WILLIAM G. PAPESH
PRESIDENT

*All yield information represents past performance, which cannot guarantee future results. Principal is not guaranteed or insured by the U.S. government, and yields will fluctuate depending on market conditions. There is no assurance that the portfolios will maintain the $1.00 per share net asset value (NAV).
   Class B shares are available only by exchanging B shares from other Composite Group funds and are intended as temporary investments. The seven-day simple yield, after expense reimbursement, for the Class B shares through December 31, 1997, was 4.50% for the Money Market Portfolio and 2.49% for the Tax-Exempt Portfolio. The alternative minimum tax, as well as state and local taxes, may apply to income distributed by the Tax-Exempt Portfolio.

COMPOSITE CASH MANAGEMENT COMPANY
PORTFOLIO OF INVESTMENTS IN SECURITIES
DECEMBER 31, 1997

  PRINCIPAL                                                                     MARKET
   AMOUNT                                                                        VALUE
 -----------                 MONEY MARKET PORTFOLIO                           ----------
                             SHORT-TERM INVESTMENTS
                   CERTIFICATES OF DEPOSIT - DOMESTIC - 4.32%
$ 1,300,000    Bank of New York Company, Inc., 5.75%, due 01/08/1998......   $ 1,299,969
  5,000,000    Bankers Trust New York Corporation, 5.97%, due 08/28/1998..     4,999,688
  5,000,000    Bankers Trust New York Corporation, 5.94%, due 09/10/1998..     4,997,995
                                                                             -----------
               TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC (cost $11,297,652)    11,297,652
                                                                             -----------
                    CERTIFICATES OF DEPOSIT - FOREIGN - 0.77%
  2,000,000    Swiss Bank Corporation, 5.98%, due 03/19/1998
                 (cost $2,000,461)........................................     2,000,461
                                                                             -----------
                      COMMERCIAL PAPER - DOMESTIC - 48.62%
  5,000,000    Bear Stearns Companies, Inc., 5.88%, due 02/02/1998........     4,974,683
  5,000,000    Beneficial Corporation, 5.58%, due 01/23/1998..............     4,983,725
  3,000,000    Caterpillar Financial Services Corporation, 5.57%,
                 due 01/09/1998...........................................     2,996,751
  3,000,000    Caterpillar Financial Services Corporation, 5.90%,
                 due 01/30/1998...........................................     2,986,233
  5,000,000    Chrysler Financial Corporation, 5.72%, due 01/21/1998......     4,984,906
  5,000,000    Columbia University, New York, 5.70%, due 03/05/1998.......     4,950,917
  5,000,000    John Deere Capital Corporation, 5.52%, due 01/08/1998......     4,995,400
  3,000,000    John Deere Capital Corporation, 5.70%, due 02/04/1998......     2,984,325
  3,000,000    Ford Motor Credit Company, 5.62%, due 01/06/1998...........     2,998,127
  5,000,000    Ford Motor Credit Company, 5.53%, due 01/09/1998...........     4,994,624
  5,250,000    General Electric Capital Corporation, 5.55%,
                 due 01/12/1998...........................................     5,241,906
  5,000,000    General Electric Capital Corporation, 5.69%,
                 due 01/16/1998...........................................     4,988,936
  5,000,000    General Motors Acceptance Corporation, 5.74%,
                 due 01/16/1998...........................................     4,988,839
  5,000,000    General Motors Acceptance Corporation, 5.74%,
                 due 01/20/1998...........................................     4,985,650
  4,000,000    Goldman Sachs Group, L.P., 5.80%, due 01/16/1998...........     3,990,978
  5,000,000    Household Finance Corporation, 5.80%, due 01/14/1998.......     4,990,333
  5,000,000    IBM Credit Corporation, 5.60%, due 01/06/1998..............     4,996,889
  3,000,000    IBM Credit Corporation, 5.70%, due 01/23/1998..............     2,990,025
  5,000,000    IBM Corporation, 5.71%, due 02/13/1998.....................     4,966,692
  5,000,000    Merrill Lynch & Co., Inc., 5.72%, due 01/02/1998...........     5,000,000
  4,400,000    Morgan Stanley Dean Witter Discover & Co.,
                 5.60%, due 01/22/1998....................................     4,386,311
  3,000,000    National Rural Utilities Coop. Finance Corporation,
                 5.54%, due 01/08/1998....................................     2,997,230
  1,350,000    National Rural Utilities Coop. Finance Corporation,
                 5.58%, due 01/12/1998....................................     1,347,907
  3,000,000    National Rural Utilities Coop. Finance Corporation,
                 5.60%, due 01/27/1998....................................     2,988,333
  3,000,000    National Rural Utilities Coop. Finance Corporation,
                 5.60%, due 02/06/1998....................................     2,983,667
  2,650,000    National Rural Utilities Coop. Finance Corporation,
                 5.70%, due 03/13/1998....................................     2,620,629
  3,000,000    Sears Roebuck Acceptance Corporation, 6.12%,
                 due 01/07/1998...........................................     2,997,450
  5,000,000    Sears Roebuck Acceptance Corporation, 5.56%,
                 due 01/15/1998...........................................     4,989,961
  5,000,000    Sears Roebuck Acceptance Corporation, 5.60%,
                 due 01/28/1998...........................................     4,979,778
  2,800,000    Weyerhaeuser Real Estate Company, 5.80%, due 01/05/1998....     2,798,647
  3,000,000    Xerox Credit Corporation, 5.70%, due 02/10/1998............     2,981,475
  2,000,000    Yale University, 5.80%, due 01/13/1998.....................     1,996,456
                                                                             -----------
               TOTAL COMMERCIAL PAPER - DOMESTIC (cost $127,057,783)......   127,057,783
                                                                             -----------
                       COMMERCIAL PAPER - FOREIGN - 13.23%
  2,000,000    BHP Finance (USA) Inc., 5.75%, due 02/06/1998..............     1,988,819
  5,000,000    China Merchants (Cayman), Inc., Series B, 5.75%, due
                 03/02/1998 (Direct-pay letter of credit: Credit Suisse
                 First Boston)............................................     4,952,882
  5,000,000    Sharp Electronics Corporation, 5.83%, due 02/06/1998.......     4,971,660
  1,700,000    Toshiba Capital (Asia) Limited, 6.00%, due 01/20/1998......     1,694,900
  5,000,000    Toshiba Capital (Asia) Limited, 5.60%, due 03/05/1998......     4,951,778
  5,000,000    Toshiba International Finance (UK) PLC, 5.75%,
                 due 01/28/1998...........................................     4,979,236
  1,115,000    Toshiba International Finance (UK) PLC, 5.55%,
                 due 02/12/1998...........................................     1,107,952
  5,000,000    Toyota Motor Credit Corporation, 5.71%, due 02/20/1998.....     4,961,140
  5,000,000    Xerox Capital (Europe) PLC, 5.72%, due 02/13/1998..........     4,966,633
                                                                             -----------
               TOTAL COMMERCIAL PAPER - FOREIGN (cost $34,575,000)........    34,575,000
                                                                             -----------
                       CORPORATE NOTES AND BONDS - 24.30%
 10,000,000    American Express Centurion Bank, 5.94%, due 03/03/1998*....    10,000,092
  5,000,000    Bear Stearns Companies, Inc., 5.95%, due 10/15/1998*.......     5,000,000
  1,326,000    Beneficial Corporation, 9.125%, due 02/15/1998.............     1,329,996
  3,550,000    Dean Witter Discover and Company, 6.00%, due 03/01/1998....     3,550,963
  5,000,000    Dean Witter Discover and Company, 6.00%, due 08/10/1998*...     5,002,358
  5,000,000    Ford Motor Credit Company, 6.25%, due 02/26/1998...........     5,002,795
  2,100,000    General Electric Capital Corporation, 7.25%,
                 due 03/03/1998...........................................     2,104,594
  2,000,000    General Motors Acceptance Corporation, 6.27%,
                 due 04/17/1998*..........................................     2,000,265
  1,000,000    General Motors Acceptance Corporation, 6.15%,
                 due 05/11/1998...........................................     1,000,674
  5,000,000    International Lease Finance Corporation, 8.125%,
                 due 01/15/1998...........................................     5,003,894
  5,000,000    International Lease Finance Corporation, 5.92%,
                 due 02/02/1998...........................................     5,000,461
  5,000,000    Merrill Lynch & Co., Inc., 5.92%, due 07/28/1998*..........     5,000,000
  2,000,000    Merrill Lynch & Co., Inc., 5.92%, due 08/03/1998*..........     2,000,000
  1,000,000    Merrill Lynch & Co., Inc., 5.91%, due 10/21/1998...........     1,000,189
  5,000,000    PNC Bank, N.A., 6.00%, due 06/05/1998*.....................     5,001,013
  2,500,000    Toyota Motor Credit Corporation, 5.625%, due 03/17/1998....     2,498,584
  3,000,000    Toyota Motor Credit Corporation, 7.00%, due 04/27/1998.....     3,010,270
                                                                             -----------
               TOTAL CORPORATE NOTES AND BONDS (cost $63,506,148).........    63,506,148
                                                                             -----------
                       SHORT-TERM INVESTMENTS (continued)
                       FEDERAL AGENCY OBLIGATIONS - 7.08%
$ 3,000,000    Federal Home Loan Bank, 5.625%, due 02/12/1998*............   $ 3,000,000
  4,000,000    Federal Home Loan Bank, 5.67%, due 03/05/1998*.............     4,000,000
  3,000,000    Federal Home Loan Bank, 5.645%, due 10/02/1998.............     2,997,195
  1,000,000    Federal Home Loan Bank, 5.91%, due 12/18/1998..............     1,000,000
  3,000,000    Federal Home Loan Bank, 6.00%, due 12/30/1998..............     3,000,000
  3,000,000    Federal Home Loan Mortgage Corporation, 5.84%,
                 due 04/08/1998...........................................     3,000,810
  1,500,000    Private Export Funding, 5.75%, due 04/30/1998..............     1,499,657
                                                                             -----------
               TOTAL FEDERAL AGENCY OBLIGATIONS (cost $18,497,662)........    18,497,662
                                                                             -----------
                          REPURCHASE AGREEMENT - 1.71%
  4,460,000    Repurchase agreement with Credit Suisse First Boston
               Corporation, collateralized by a U.S. Treasury Note,
               in a joint trading account at 6.00%, dated 12/31/1997,
               due 01/02/1998 with a maturity value of $4,461,487
               (cost $4,460,000)..........................................     4,460,000
                                                                             -----------
               TOTAL INVESTMENTS (cost $261,394,706)......................   261,394,706
               Other assets net of liabilities............................       (46,596)
                                                                             -----------
               NET ASSETS.................................................  $261,348,110
                                                                             ===========

*Variable rate security. The interest rate shown reflects the rate currently in effect.

FEDERAL INCOME TAX INFORMATION:
The aggregate cost of investments owned at December 31, 1997, for federal income tax and financial reporting purposes was $261,394,706.

See accompanying notes to financial statements.

                              TAX-EXEMPT PORTFOLIO

  PRINCIPAL                                                                     MARKET
   AMOUNT                                                                        VALUE
-------------       STATE AND MUNICIPAL SECURITIES - 101.56%                  ----------
                                 BONDS - 39.26%
  $ 200,000    Albany/Dougherty County Hospital Authority, GA,
                 Hospital Revenue Anticipation Certificates, Series 1990A,
                 6.70%, due 09/01/1998....................................     $ 203,608
    500,000    Auburn, CA, Union School District, 1997 Tax and Revenue
                 Anticipation Notes, 4.25%, due 10/13/1998................       501,604
    620,000    Cache County, UT, School District (General Obligation
                 School Building Bonds), Series 1997, 4.00%,
                 due 06/15/1998...........................................       620,390
    450,000    Clackamas County, OR, Health Facilities Authority Insured
                 Hospital Revenue Refunding Bonds (Adventist Health System/
                 West), Series 1992A, 5.35%, due 03/01/1998...............       451,144
    145,000    Clark County, WA, Public Utility District No. 1 (Electric
                 System & Refunding Bonds), Series 1997, 3.90%,
                 due 01/01/1998...........................................       145,000
    150,000    Colorado Board of Agriculture (Colorado State University),
                 Auxiliary Facilities Enterprise Refunding & Improvement
                 Revenue Bonds, Series 1997, 3.85%, due 03/01/1998........       150,000
    500,000    Dallas, TX, Limited Tax General Obligation Bonds, Series
                 1990, 6.875%, due 02/15/1998.............................       501,846
    400,000    Illinois Unlimited Tax General Obligation Bonds, Series of
                 February 1997, 4.375%, due 02/01/1998....................       400,169
  1,000,000    Intermountain Power Agency, Utah Power Supply Revenue Bond,
                 1985 Series E, 3.70%, Put Date: 02/19/1998...............     1,000,000
    500,000    Intermountain Power Agency, Utah Power Supply Revenue Bond,
                 1985 Series E, 3.75%, Put Date: 03/15/1998...............       500,000
    200,000    Maryland Unlimited Tax General Obligation Bonds, (State and
                 Local Facilities Loan of 1984), First Series, 8.20%,
                 due 03/01/1998...........................................       201,366
    500,000    Massachusetts Bay Transportation Authority Unlimited
                 Tax Note, 3.70%, due 01/14/1998..........................       500,000
  1,200,000    Mesa, AZ, Municipal Development Corporation (Special Tax
                 Updates Bonds), Series 1996A, 3.70%, due 02/25/1998......     1,200,000
    450,000    Minneapolis, MN, Special School District No. 1, Certificates
                 of Participation, Series 1996A, 5.50%, due 02/01/1998....       450,594
    150,000    Mukwonago Area School District, WI, (General Obligation
                 Refunding Bonds), Series 1992A, 5.25%, due 04/01/1998....       150,508
    250,000    New Jersey Housing and Mortgage Finance Agency, (Multifamily
                 Housing Revenue Bonds), 1995 Series A, 4.15%,
                 due 05/01/1998...........................................       250,229
    500,000    Oxnard, CA, School District 1997 Tax and Revenue
                 Anticipation Notes, 4.50%, due 08/13/1998................       501,912
    100,000    Pennsylvania Unlimited General Obligation Bonds,
                 Second Series A of 1988, 6.80%, due 05/15/1998...........       101,056
    420,000    Pflugerville, TX, Independent School District Unlimited
                 Tax School Building and Refunding Bonds, 4.25%,
                 due 08/15/1998...........................................       421,042
    200,000    Portland, OR, Limited Tax Improvement Bonds,
                 1995 Series A, 8.00%, due 06/01/1998.....................       203,384
    350,000    Portland, OR, Water System Revenue Bonds,
                 Series 1995, 4.10%, due 08/01/1998.......................     $ 350,573
    250,000    Providence, RI, Unlimited Tax General Obligation
                 Refunding Bonds, 6.10%, due 09/01/1998...................       253,607
    900,000    Sabine River, TX, Industrial Development Authority Revenue
                 Bonds (Northeast Texas Electric Cooperative, Inc., Project),
                 Pooled Series 1984Q, 3.65%, due 02/15/1998...............       899,334
    255,000    Soos Creek, WA, Water and Sewer Refunding,
                 Series D, 7.10%, due 02/01/1998..........................       255,693
    500,000    Tempe, AZ, Unified High School District Unlimited
                 Tax Note, 14.35%, due 07/01/1998.........................       524,955
    505,000    Toledo, OH, Limited Tax General Obligation Bonds, Various
                 Purpose Improvement Bonds, Series 1997, 3.90%,
                 due 12/01/1998...........................................       505,347
    250,000    Utah State Board of Regents Hospital Revenue Refunding
                 Bonds (University of Utah), Series 1997, 4.75%,
                 due 08/01/1998...........................................       251,336
    100,000    Virginia Public Building Authority (State Building Revenue
                 Refunding Bonds), Series 1992B, 5.20%, due 08/01/1998....       100,731
    100,000    State of Washington Unlimited Tax General Obligation
                 Refunding Bonds, Series R-93B, 4.40%, due 10/01/1998.....       100,387
    500,000    Washington Suburban Sanitary District, MD, (Sewage
                 Disposal Bonds of 1994), 5.75%, due 06/01/1998...........       503,671
    200,000    Wisconsin Health and Education Facilities Authority
                 Revenue Bonds, (Waukesha Memorial Hospital),
                 Series 1995A, 4.30%, due 08/15/1998......................       220,457
    200,000    Wisconsin Unlimited Tax General Obligation Bonds
                 of 1986, Series C, 5.25%, due 05/01/1998.................       200,926
                                                                             -----------
                                                                              12,620,869
                                                                             -----------
                             REFUNDED BONDS - 8.07%
    250,000    Howard County, MD, Metropolitan District Bonds, 1989
                 Series A, 7.40%, due 01/01/1999, Pre-refunded at 101.....       260,826
    500,000    Indiana State Office Building Commission Capitol Complex
                 Revenue Bonds, (Indiana Government Center - State Office
                 Building I), Series 1988, 7.75%, due 07/01/1998
                 Pre-refunded at 102......................................       518,794
  1,000,000    Texas State Public Finance Authority Revenue Bonds
                 (Building Projects), Series 1990A, 6.80%,
                 due 02/01/1998, Escrowed to Maturity.....................     1,002,416
    500,000    Washington County, OR, School District #48J (Beaverton),
                 Unlimited Tax General Obligation Bonds,
                 7.40%, due 06/01/1998, Pre-refunded at 100...............       506,294
    300,000    State of Washington Unlimited Tax General Obligation
                 Refunding Bonds, Series R-89A, 7.50%, due 09/01/1998,
                 Pre-refunded at 100......................................       307,086
                                                                             -----------
                                                                               2,595,416
                                                                             -----------
                   VARIABLE RATE DEMAND OBLIGATIONS* - 54.22%
  $ 500,000    Alabama State Special Care Facilities Financing Authority
                 (Montgomery Hospital Depreciable Assets),
                 Series 1985, due 04/01/2015, 3.70%.......................     $ 500,000
    300,000    Arizona State Health Facilities Authority Revenue Bonds
                 (Pooled Loan Program), Series 1985, due 10/01/2015,
                 3.70%....................................................       300,000
    500,000    Athens, AL, Industrial Development Board Revenue Bonds
                 (Coilplus, Inc., Project), Series 1984, due 09/01/1999,
                 4.65%....................................................       500,000
    500,000    Austin County, TX, Industrial Development Corporation
                 (Justin Industries, Inc., Project), Series 1984,
                 due 12/01/2014, 3.70%**..................................       500,000
    500,000    Brazos River, TX, Pollution Control Revenue Refunding Bonds
                 (Monsanto Company Project), Series 1988,
                 due 11/01/2000, 3.70%**..................................       500,000
    400,000    Brazos River, TX, Pollution Control Revenue Bonds (Monsanto
                 Company Project), Series 1990, due 09/01/2002, 3.80%**...       400,000
    500,000    Chicago O'Hare International Airport General Airport Second
                 Lien Revenue Bonds, 1984 Series A, due 01/01/2015, 3.70%.       500,000
    500,000    Chicago O'Hare International Airport General Airport Second
                 Lien Revenue Bonds, 1984 Series B, due 01/01/2015, 3.70%.       500,000
    500,000    Delaware Valley, PA, Regional Finance Authority (Local
                 Government Revenue Bonds), Series 1985C,
                 due 12/01/2020, 3.65%....................................       500,000
    500,000    Delaware Valley, PA, Regional Finance Authority (Local
                 Government Revenue Bonds), Series 1985D,
                 due 12/01/2020, 3.65%....................................       500,000
    200,000    Grapevine, TX, Industrial Development Corporation (American
                 Airlines), 1984 Series A, due 12/01/2024, 5.00%..........       200,000
    200,000    Grapevine, TX, Industrial Development Corporation (American
                 Airlines), 1984 Series B, due 12/01/2024, 5.00%..........       200,000
    500,000    Hampton Roads, VA, Regional Jail Authority (Jail Facilities
                 Revenue Bonds), Series 1996B, due 07/01/2016, 3.70%......       500,000
    400,000    Illinois State Health Facilities Authority (Bensenville Home
                 Society), Series 1989A, due 02/15/2019, 3.70%............       400,000
    400,000    Illinois State Health Facilities Authority (Hospital Sisters
                 Services), Series 1985E, due 12/01/2014, 3.70%...........       400,000
    800,000    Illinois State Health Facilities Authority (Hospital Sisters
                 Services), Series 1985E, due 12/01/2015, 3.70%...........       800,000
  1,400,000    Indiana State Development Authority, Education Facilities
                 Project Revenue Bonds (Lutheran High School),
                 due 10/01/2017, 3.85%....................................     1,400,000
    200,000    Kentucky Infrastructure Authority, Governmental Agencies
                 Program, Revenue Bond Anticipation Notes,
                 1997 Series A, due 06/30/1998, 3.75%.....................       200,000
    200,000    Los Angeles Regional Airport Facilities Sublease Revenue
                 Bonds (American Airlines/Los Angeles International Airport),
                 due 12/01/2024, 5.0%**...................................       200,000
    300,000    Los Angeles Regional Improvement Corporation Lease Revenue
                 Bonds (Los Angeles International Airport), LAX Two,
                 due 12/01/2025, 5.00%....................................       300,000
  1,100,000    Lower Neches Valley, TX, Industrial Development Corporation
                 Pollution Control Revenue Bonds (Neches River Treatment
                 Corporation Project), Series 1994A, due 02/01/2004, 3.70%,
                 (Guaranteed by Mobil Corporation)**......................     1,100,000
    300,000    Metropolitan Nashville Airport Authority, TN,
                 Special Facilities Revenue Bonds (American Airlines
                 Project), Series A, due 10/01/2012, 5.00%................       300,000
    500,000    Metro Government Nashville/Davidson County, TN, Industrial
                 Development Board Multifamily Housing Revenue Bonds
                 (Chimneytop II - Oxford Associates Limited Partnership),
                 1984 Series A, due 09/01/2006, 3.80%.....................       500,000
    300,000    Michigan State Job Development Authority Industrial
                 Development Revenue Bonds (East Lansing Residence),
                 due 12/01/2014, 3.80%....................................       300,000
    200,000    Michigan State Job Development Authority Industrial
                 Development Revenue Bonds (Kentwood Residence Associates
                 Project), Series 1984, due 11/01/2014, 3.80%.............       200,000
    300,000    Michigan State Hospital Finance Authority (Equipment Loan
                 Program Bonds), Series A, due 12/01/2023, 3.80%..........       300,000
    300,000    Michigan State Hospital Finance Authority (Equipment Loan
                 Program Bonds), Series A, due 12/01/2023, 3.80%..........       300,000
    500,000    Missouri Environmental Improvement and Energy Resources
                 Authority, Pollution Control Revenue Bonds (Monsanto
                 Company), due 06/01/2023, 3.80%**........................       500,000
    200,000    North Carolina Education Facilities Finance Authority Bonds
                 (Bowman Gray School of Medicine Project), Series 1990,
                 due 09/01/2020, 4.05%....................................       200,000
    500,000    Oregon State Veteran's Welfare Unlimited Tax General
                 Obligation Bonds, Series 73E, due 12/01/2016, 3.70%......       500,000
    200,000    Peninsula Ports Authority, VA, Coal Terminal Revenue Bonds
                 (Dominion Terminal Associates Project),
                 Series 1987-C, due 07/01/2016, 5.00%.....................       200,000
  1,000,000    Richland, WA, Golf Enterprise Revenue Bonds,
                 1996, due 12/01/2021, 4.15%..............................     1,000,000
  1,430,000    Seattle, WA, Housing Authority Low Income Housing
                 Assistance Revenue Bonds (Bayview Manor Project),
                 1994, due 05/01/2019, 4.15%..............................     1,430,000
    900,000    Wisconsin State Health and Educational Facilities Authority
                 Facilities Revenue Bonds (SSM Health Care Projects),
                 Series 1990A, due 06/01/2006, 3.70%......................       900,000
    400,000    Wisconsin State Health and Educational Facilities Authority
                 Revenue Bonds (Wheaton Franciscan Services, Inc., System),
                 Series 1997, due 08/15/2016, 3.70%.......................       400,000
                                                                             -----------
                                                                              17,430,000
                                                                             -----------
               TOTAL STATE AND MUNICIPAL SECURITIES (cost $32,646,285)....    32,646,285
                                                                             -----------
     SHARES
   ---------                OTHER INVESTMENT - 0.38%
    121,400    Nuveen Tax Exempt Money Market Fund, 3.66% (cost $121,400).   $   121,400
                                                                             -----------
               TOTAL INVESTMENTS (cost $32,767,685).......................    32,767,685
               Other assets net of liabilities............................      (621,415)
                                                                             -----------
               NET ASSETS.................................................   $32,146,270
                                                                             ===========

*Variable Rate Demand Obligations ("VRDOs") are payable on demand and secured by letters of credit, liquidity agreements, and other credit support. The interest rate is subject to change periodically, and is based on an index of market interest rates.
**Obligations of various corporations which are not supported by other third party credit agreements.

FEDERAL INCOME TAX INFORMATION:
The aggregate cost of investments owned at December 31, 1997, for federal income tax and financial reporting purposes was $32,767,685.

See accompanying notes to financial statements.

COMPOSITE CASH MANAGEMENT COMPANY
FINANCIAL INFORMATION
DECEMBER 31, 1997

                     INDEPENDENT PUBLIC ACCOUNTANTS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
COMPOSITE CASH MANAGEMENT COMPANY

   We have audited the accompanying statements of assets and liabilities of Composite Cash Management Company (comprising, respectively, the Money Market and Tax-Exempt Portfolios), including the investment portfolios, as of December 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996, and the financial highlights for each of the five years in the period ended December 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirming securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Composite Cash Management Company as of December 31, 1997, and the results of their operations, the changes in their net assets, and their financial highlights for the above-stated periods in conformity with generally accepted accounting principles.

LEMASTER & DANIELS PLLC
CERTIFIED PUBLIC ACCOUNTANTS
SPOKANE, WASHINGTON
JANUARY 20, 1998

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997
                                                                             MONEY MARKET    TAX-EXEMPT
                                                                              PORTFOLIO      PORTFOLIO
                                                                             ------------    ----------
ASSETS
Investments at value (identified cost $261,394,706, and $32,767,685,
  respectively)..........................................................    $261,394,706    $32,767,685
Cash.....................................................................         312,759        109,137
Prepaid expense..........................................................           9,074          4,406
Receivable for:
  Sale of Fund's shares..................................................       1,062,008         53,524
  Interest...............................................................       1,713,035        299,217
                                                                              -----------    -----------
Total assets.............................................................     264,491,582     33,233,969
                                                                              -----------    -----------
LIABILITIES
Payable for:
  Investment securities purchased........................................               -        961,483
  Repurchase of Fund's shares............................................       3,067,073        115,516
  Accrued expenses and other payables....................................          76,399         10,700
                                                                              -----------    -----------
Total liabilities........................................................       3,143,472      1,087,699
                                                                              -----------    -----------
NET ASSETS...............................................................    $261,348,110    $32,146,270
                                                                              ===========    ===========
COMPOSITION OF NET ASSETS
Capital stock, at par....................................................    $     26,135    $     3,215
Additional paid-in capital...............................................     261,321,975     32,143,055
                                                                              -----------    -----------
                                                                             $261,348,110    $32,146,270

SHARES OUTSTANDING.......................................................     261,348,110     32,146,270
                                                                              ===========    ===========
CLASS A SHARES:
  Net asset value, offering price, and redemption price per share
    (net assets of $260,877,498 and $32,134,470, respectively, for
    260,877,498 and 32,134,470 shares outstanding, respectively).........           $1.00          $1.00
CLASS B SHARES:                                                               ===========    ===========
  Net asset value, offering price, and redemption price per share
    (net assets of $470,612 and $11,800, respectively, for 470,612
    and 11,800 shares outstanding, respectively).........................           $1.00          $1.00
                                                                              ===========    ===========

See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                            MONEY MARKET   TAX-EXEMPT
                                                                             PORTFOLIO     PORTFOLIO
                                                                            ------------   ----------
INVESTMENT INCOME
  Interest income........................................................    $14,420,370   $1,186,528
                                                                            ------------   ----------
Expenses:
  Management fees........................................................      1,148,906      143,965
  Distribution expenses  -
    Class A..............................................................         50,492            -
    Class B..............................................................          2,233           91
  Shareholder servicing  -
    Class A..............................................................        476,348       26,630
    Class B..............................................................            427           58
  Postage, printing and
    office expense.......................................................        151,433       10,553
  Registration and filing fees...........................................        147,863       18,754
  Custodial fees.........................................................        120,711       13,859
  Directors' fees........................................................          8,499        8,499
  Auditing and legal fees................................................         10,537        6,331
  Insurance..............................................................          4,442        1,443
  Expense reimbursement..................................................       (198,432)     (45,307)
                                                                            ------------   ----------
Total expenses...........................................................      1,923,459      184,876
Fees paid indirectly.....................................................        (88,033)      (7,751)
                                                                            ------------   ----------
Net expenses.............................................................      1,835,426      177,125
                                                                            ------------   ----------
Net investment income....................................................     12,584,944    1,009,403
                                                                            ------------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................    $12,584,944   $1,009,403

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                MONEY MARKET               TAX-EXEMPT
                                                                  PORTFOLIO                 PORTFOLIO
                                                          -----------------------   -----------------------
                                                          YEARS ENDED DECEMBER 31,  YEARS ENDED DECEMBER 31,
                                                             1997         1996         1997         1996
                                                          ----------   ----------   ----------   ----------
OPERATIONS
Net investment income ................................. $ 12,584,944  $ 9,711,582  $ 1,009,403   $  946,958
                                                        ------------  -----------  -----------   ----------
Net increase in net assets resulting from operations ..   12,584,944    9,711,582    1,009,403      946,958

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
  Class A .............................................  (12,575,604)  (9,706,992)  (1,009,190)    (946,927)
  Class B .............................................       (9,340)      (4,590)        (213)         (31)

NET CAPITAL SHARE TRANSACTIONS
  Class A..............................................   31,522,179   58,129,940      160,533      986,131
  Class B..............................................      353,674       42,492        9,595        1,172
                                                         -----------   ----------  -----------   ----------
Total increase in net assets...........................   31,875,853   58,172,432      170,128      987,303

NET ASSETS
Beginning of the year .................................  229,472,257  171,299,825   31,976,142   30,988,839
                                                         -----------  -----------  -----------  -----------
End of the year ....................................... $261,348,110 $229,472,257  $32,146,270  $31,976,142
                                                         ===========  ===========  ===========  ===========

See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

MONEY MARKET PORTFOLIO
CLASS A                                                                      YEAR ENDED DECEMBER 31,
                                                            -------------------------------------------------------
                                                              1997        1996        1995        1994       1993
                                                            --------    --------    --------    --------   --------
NET ASSET VALUE, BEGINNING OF YEAR ......................   $1.0000     $1.0000     $1.0000     $1.0000    $1.0000
                                                            -------     -------     -------     -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................    0.0493      0.0476      0.0519      0.0341     0.0238
                                                            -------     -------     -------     -------    -------
    Total from investment operations.....................    0.0493      0.0476      0.0519      0.0341     0.0238
                                                            -------     -------     -------     -------    -------
LESS DISTRIBUTIONS
  Dividends (from net investment income).................   (0.0493)    (0.0476)    (0.0519)    (0.0341)   (0.0238)
                                                            -------     -------     -------     -------    -------
    Total distributions..................................   (0.0493)    (0.0476)    (0.0519)    (0.0341)   (0.0238)
                                                            -------     -------     -------     -------    -------
NET ASSET VALUE, END OF YEAR ............................   $1.0000     $1.0000     $1.0000     $1.0000    $1.0000
                                                            =======     =======     =======     =======    =======
TOTAL RETURN ............................................     5.04%       4.88%       5.33%       3.47%      2.41%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year ($1,000's).....................   $260,877    $229,355    $171,225    $125,651   $135,187
  Ratio of expenses to average net assets(1) ............     0.75%       0.79%       0.92%       0.95%      0.97%
  Ratio of net income to average net assets..............     4.93%       4.77%       5.19%       3.39%      2.38%


CLASS B                                                          YEAR ENDED DECEMBER 31,        MAY 2 TO
                                                            --------------------------------    DEC. 31,
                                                              1997        1996        1995      1994(2)
                                                            --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $1.0000     $1.0000     $1.0000     $1.0000
                                                            -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..................................    0.0407      0.0384      0.0421      0.0184
                                                            -------     -------     -------     -------
    Total from investment operations.....................    0.0407      0.0384      0.0421      0.0184
                                                            -------     -------     -------     -------
LESS DISTRIBUTIONS
  Dividends (from net investment income).................   (0.0407)    (0.0384)    (0.0421)    (0.0184)
                                                            -------     -------     -------     -------
    Total distributions..................................   (0.0407)    (0.0384)    (0.0421)    (0.0184)
                                                            -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD ..........................   $1.0000     $1.0000     $1.0000     $1.0000
                                                            =======     =======     =======     =======
TOTAL RETURN ............................................     4.15%       3.91%       4.30%      2.78%(3)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period ($1,000's)...................    $471        $117        $74         $11
  Ratio of expenses to average net assets(1) ............    1.59%       1.69%       1.94%       1.93%(3)
  Ratio of net income to average net assets..............    4.15%       3.87%       4.19%       3.29%(3)

(1) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995. The ratios before voluntary waiver of certain fees incurred by the portfolio and expense reimbursements for Class A shares were .83% for 1997, .89% for 1996, 1.04% for 1995, 1.04% for 1994, and 1.03% for
  1993; for Class B shares, the ratios were 1.80% for 1997, 1.90% for 1996, 2.10% for 1995 and 2.62% for 1994.

(2) From the commencement of offering Class B Shares.

(3) Annualized.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

TAX-EXEMPT PORTFOLIO
CLASS A                                                                YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------
                                                              1997      1996      1995      1994      1993
                                                            -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF YEAR ......................   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
INCOME FROM INVESTMENT OPERATIONS                           -------   -------   -------   -------   -------
  Net investment income..................................    0.0314    0.0301    0.0339    0.0235    0.0203
  Net gains on securities
   (both realized and unrealized)........................         -         -    0.0054         -         -
                                                            -------   -------   -------   -------   -------
    Total from investment operations.....................    0.0314    0.0301    0.0393    0.0235    0.0203
                                                            -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
  Dividends (from net investment income).................   (0.0314) (0.0301)   (0.0339)  (0.0235)  (0.0203)
  Distributions (from capital gains).....................         -        -    (0.0054)        -         -
                                                            -------   -------   -------   -------   -------
    Total distributions..................................   (0.0314) (0.0301)   (0.0393)  (0.0235)  (0.0203)
                                                            -------   -------   -------   -------   -------
NET ASSET VALUE, END OF YEAR ............................   $1.0000   $1.0000  $1.0000    $1.0000   $1.0000
                                                            =======   =======  =======    =======   =======
TOTAL RETURN.............................................     3.18%     3.05%    4.01%      2.37%     2.06%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year ($1,000's).....................   $32,134   $31,974  $30,988    $33,612   $34,513
  Ratio of expenses to average net assets(1) ............     0.57%     0.57%    0.61%      0.60%     0.50%
  Ratio of net income to average net assets..............     3.14%     3.01%    3.39%      2.33%     2.03%


CLASS B                                                       YEAR ENDED DECEMBER 31,     MAY 2 TO
                                                            ---------------------------   DEC. 31,
                                                              1997      1996      1995     1994(2)
                                                            -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ....................   $1.0000   $1.0000   $1.0000   $1.0000
INCOME FROM INVESTMENT OPERATIONS                           -------   -------   -------   -------
  Net investment income..................................    0.0223    0.0199    0.0226    0.0097
  Net gains on securities
   (both realized and unrealized)........................         -         -    0.0054         -
                                                            -------   -------   -------   -------
    Total from investment operations.....................    0.0223    0.0199    0.0280    0.0097
                                                            -------   -------   -------   -------
LESS DISTRIBUTIONS
  Dividends (from net investment income).................   (0.0223)  (0.0199)  (0.0226)  (0.0097)
  Distributions (from capital gains).....................         -         -   (0.0054)        -
                                                            -------   -------   -------   -------
    Total distributions..................................   (0.0223)  (0.0199)  (0.0280)  (0.0097)
                                                            -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD ..........................   $1.0000   $1.0000   $1.0000   $1.0000
                                                            =======   =======   =======   =======
TOTAL RETURN ............................................     2.26%     2.01%     2.83%    1.45%(3)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period ($1,000's)...................      $12        $2        $1       $1
  Ratio of expenses to average net assets(1) ............     1.50%     1.53%     1.73%    1.66%(3)
  Ratio of net income to average net assets..............     2.32%     1.99%     2.12%    1.38%(3)

(1) Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995. Portions of the expenses were voluntarily waived and reimbursed by the Adviser, Transfer Agent and Distributor. The ratios before such waivers and expense reimbursements for Class A shares were .71% for 1997, .72% for 1996, .81% for 1995, .76% for 1994, and .77% for 1993; for Class B
  shares, the ratios were 2.27% for 1997, 4.22% for 1996, 3.66% for 1995 and 3.61% for 1994.

(2) From the commencement of offering Class B Shares.

(3) Annualized.

                 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1997

NOTE 1  -  ACCOUNTING POLICIES
   Composite Cash Management Company (the "Company"), is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Company consists of taxable and tax-exempt money market portfolios, each designed to meet different investment objectives.
   The Company offers both Class A and Class B shares. The two classes of shares differ in their respective sales charges, shareholder servicing fees, and distribution and service fees.
   Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by the Company in the preparation of its financial statements.
a. Investment securities are valued at cost as adjusted for amortization of premiums and discounts where applicable. The Board of Directors regularly and routinely monitors amortized cost assigned to these securities to ensure that carrying value approximates market valuation.
b. The Company  requires  the  custodian  to take  possession,  to have  legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Company may be delayed or limited.
c. Income and expenses (other than expenses attributable to a specific class) are allocated daily to each class based on the value of settled shares outstanding. Gains and losses are allocated daily to each class based on value of shares outstanding. Dividends are declared separately for each class. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution and service fees.
d. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and discounts, and is computed daily.
e. The Company distributes its net interest income daily plus or minus any realized gains or losses, if applicable. Net interest income equals return on the investment portfolio less expenses including management fees.
f. Security transactions are accounted for on the trade date (execution date of the order to buy or sell). The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes.
g. The Company complies with requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its income and realized capital gains so that no provision for federal income or excise tax is required. Income dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
h. Custodial fees have been increased by $88,033 and $7,751, for the Money Market and Tax-Exempt Portfolios, respectively, as a result of "expense offset arrangements." The Company could have otherwise employed the assets to produce income if it had not entered into such arrangements. In accordance with regulations, such amounts are added to net custodial fees and then reflected as a deduction, "fees paid indirectly" to derive net expenses. There were no "expense offset arrangements" other than custodial fees.
i. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
   The amounts of fees and expenses described below are shown on each Fund's statement of operations. Composite Research & Management Co. (the "Adviser") manages each Fund and Murphey Favre Securities Services, Inc. (the "Transfer Agent"), is the transfer and shareholder servicing agent. On July 14, 1997, Composite Funds Distributor, Inc. (the "Distributor"), began operations as the principal underwriter. Prior to July 14, 1997, Murphey Favre, Inc., was the principal underwriter. All are affiliates of Washington Mutual Bank and Washing-ton Mutual fsb and subsidiaries of Washington Mutual, Inc.
   Management fees were paid by the Company to the Adviser. Management fees are equal to an annual rate of .45% of each portfolio's average daily net assets of the first billion and .40% of average daily net assets in excess of one billion. Under terms of the management agreement, the Adviser will reimburse the Company should portfolio expenses (excluding taxes, interest, and portfolio brokerage but including the management fee) exceed in any fiscal year 1.50% of the average daily net assets up to $30 million, and 1% of such net assets over $30 million. No such reimbursement was required during the year ended December 31, 1997.

   Directors' fees and expenses were paid directly to directors having no affiliation with the Company other than in their capacity as directors. Other officers and directors received no compensation from the Company.
   Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fees are $1.85 and $1.95 ($1.50 and $1.60 prior to April 1, 1997) per Class A and Class B shareholder accounts, respectively. The Transfer Agent voluntarily waived the shareholder servicing fee on Class B shareholder accounts through October 31, 1997. Additionally, for all shareholder accounts with balances below $1,000, the Transfer Agent has voluntarily waived shareholder servicing fees. For the year ended December 31, 1997, the total shareholder servicing fees waived were $141,274 and $1,293 for the Money Market and Tax-Exempt Portfolios, respectively.
   Distribution expenses were paid to the Distributor in accordance with separate Distribution Plans for Class A and Class B shares. The Company's Board of Directors adopted the Plans pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Class A Distribution Plan provides that the Company will reimburse the Distributor up to 0.15% of the average daily net assets attributable to Class A shares annually for a portion of its expenses incurred in distributing the Company's Class A shares, including payments to brokers. The Class B Distribution Plan provides that the Company will pay the Distributor a distribution fee, equal to 0.75% annually, and a service fee of 0.25% of the Company's average daily net assets attributable to Class B shares.
   For the year ended December 31, 1997, the Distributor and its predecessor, Murphey Favre, Inc., received contingent deferred sales charges of $5,618 from the Money Market Portfolio upon redemption of Class B shares as reimbursement for sales commissions advanced by the Distributor at the time of such sales.
   For non-IRA shareholder accounts with balances below $1,000 and IRA shareholder accounts with balances below $500, the Distributor voluntarily reim-bursed the Company for printing and postage costs through October 31, 1997. For the year ended December 31, 1997, the Money Market and Tax-Exempt Portfolios were reimbursed a total of $57,158 and $584, respectively.
   The Adviser, Transfer Agent, and Distributor have jointly agreed to equally reimburse the Tax-Exempt Portfolio for a portion of expenses incurred. For the year ended December 31, 1997, the Tax-Exempt Portfolio was reimbursed a total of $43,430.

NOTE 3  -  CAPITAL STOCK
MONEY MARKET PORTFOLIO:
Capital stock authorized.............5,000,000,000
Designated as:
  Class A............................3,000,000,000
  Class B............................2,000,000,000
Par value per share..................      $0.0001

                                                                     CLASS A                     CLASS B
                                                           ---------------------------   ---------------------------
                                                             YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                           ---------------------------   ---------------------------
                                                               1997           1996           1997           1996
                                                           ------------   ------------   ------------   ------------
SHARES
Sold....................................................    631,834,628    600,191,639      916,714        429,250
Issued for reinvestment of dividends and capital gains..     12,427,917      9,585,807        9,036          4,519
                                                           ------------   ------------   ------------   ------------
                                                            644,262,545    609,777,446      925,750        433,769
Reacquired..............................................   (612,740,366)  (551,647,506)    (572,076)      (391,277)
                                                           ------------   ------------   ------------   ------------
Net increase............................................     31,522,179     58,129,940      353,674         42,492
                                                           ============   ============   ============   ============

TAX-EXEMPT PORTFOLIO:
Capital stock authorized.............5,000,000,000
Designated as:
  Class A............................3,000,000,000
  Class B............................2,000,000,000
Par value per share..................      $0.0001

                                                                     CLASS A                     CLASS B
                                                           ---------------------------   ---------------------------
                                                             YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                           ---------------------------   ---------------------------
                                                               1997           1996           1997           1996
                                                           ------------   ------------   ------------   ------------
SHARES
Sold....................................................    55,194,481     54,027,014       12,980         2,901
Issued for reinvestment of dividends and capital gains..     1,003,218        939,901          188             8
                                                           ------------   ------------   ------------   ------------
                                                            56,197,699     54,966,915       13,168         2,909
Reacquired..............................................   (56,037,166)   (53,980,784)      (3,573)       (1,737)
                                                           ------------   ------------   ------------   ------------
Net increase ...........................................       160,533        986,131        9,595         1,172
                                                           ============   ============   ============   ============

NOTE 4  -   SHAREHOLDER MEETING RESULTS
   A special meeting of each Portfolios' shareholders was held on December 23, 1997. Each matter voted upon at the meeting, as well as the number of votes cast
for,  against  or  withheld,  and  abstained,   are  set  forth  below:

1. The shareholders of each Portfolio were asked to approve the reorganization of the Fund as a Massachusetts Business Trust. Sufficient votes were not received at the time of the meeting so a shareholder meeting has been rescheduled for February 20, 1998:
                                               SHARES       SHARES
                                               VOTED        VOTED
                                               "FOR"       "AGAINST"   ABSTAINED
                                             -----------   ---------   ---------
   Money Market Portfolio..................  132,367,550   7,622,655   9,582,375
   Tax-Exempt Portfolio...................    16,640,238     784,662   2,101,368

2. The shareholders of each Portfolio elected the following thirteen directors:

                                                      MONEY MARKET PORTFOLIO        TAX-EXEMPT PORTFOLIO
                                                    --------------------------    ------------------------
                                                                    SHARES                       SHARES
                                                      SHARES      WITHHOLDING       SHARES     WITHHOLDING
                                                       VOTED       AUTHORITY         VOTED      AUTHORITY
                                                       "FOR"        TO VOTE          "FOR"       TO VOTE
                                                    -----------   -----------     ----------   -----------
   David E. Anderson.............................   182,968,051    7,178,551      19,092,490    1,363,988
   Wayne L. Attwood, MD..........................   183,118,090    7,028,512      19,138,327    1,318,151
   Arthur H. Bernstein...........................   182,968,051    7,178,551      19,092,490    1,363,988
   Kristianne Blake..............................   183,174,242    6,972,360      19,138,327    1,318,151
   Edmond R. Davis...............................   182,955,594    7,191,008      19,092,490    1,363,988
   John W. English...............................   183,015,833    7,130,769      19,092,490    1,363,988
   Anne V. Farrell...............................   183,176,290    6,970,311      19,138,327    1,318,151
   Michael K. Murphy.............................   183,164,572    6,982,030      19,138,327    1,318,151
   Alfred E. Osborne, Jr. .......................   183,075,301    7,071,301      19,092,490    1,363,988
   William G. Papesh.............................   183,170,823    6,975,779      19,138,327    1,318,151
   Daniel Pavelich...............................   183,171,851    6,974,751      19,138,327    1,318,151
   Jay Rockey....................................   183,110,003    7,036,599      19,138,327    1,318,151
   Richard C. Yancey.............................   183,118,333    7,028,269      19,138,327    1,318,151

3. The  shareholders of each Portfolio  approved an amended  Investment  Manager
   Agreement:
                                              SHARES       SHARES
                                              VOTED        VOTED
                                              "FOR"       "AGAINST"   ABSTAINED
                                           -----------    ---------   ----------
   Money Market Portfolio...............   170,737,853    7,978,046   11,430,703
   Tax-Exempt Portfolio.................    17,190,660    1,047,043    2,218,775

4. The shareholders of each Portfolio were asked to approve an amended Distribution Plan of the Fund for its Class A shares. Sufficient votes were not received at the time of the meeting and a shareholder meeting has been rescheduled for February 20, 1998:
                                              SHARES       SHARES
                                              VOTED        VOTED
                                              "FOR"       "AGAINST"   ABSTAINED
                                           -----------    ---------   ----------
   Money Market - Class A...............   169,147,297    8,581,224   12,289,983
   Money Market - Class B...............       122,765            -        5,333
   Tax-Exempt - Class A.................    17,057,981      947,856    2,439,114
   Tax-Exempt - Class B.................         1,030            -      104,964

5. The shareholders of each Portfolio approved certain amendments to its existing fundamental investment restrictions allowing each Fund to invest in the following types of securities:
                                              SHARES       SHARES
                                              VOTED        VOTED
                                              "FOR"       "AGAINST"   ABSTAINED
   MONEY MARKET PORTFOLIO                  -----------    ---------   ----------
   Rule 144A Securities................... 128,333,929    8,834,235   12,404,418
   Asset-Backed Securities and
     Non-Financial Institution Securities. 127,879,566    9,406,531   12,278,480

                                              SHARES       SHARES
                                              VOTED        VOTED
   TAX-EXEMPT PORTFOLIO                       "FOR"       "AGAINST"   ABSTAINED
                                           -----------    ---------   ----------
   Rule 144A Securities...................  16,161,187      991,123    2,304,568


NOTE 5  -   SUBSEQUENT EVENTS
   On September 23, 1997, the Funds' Board of Directors authorized the reorganization of each of the Funds into a series of a Massachusetts business trust. The reorganization will not result in the dilution of the interests of the Funds' share-holders and the shareholders will not bear any portion of the expense incurred relating to the reorganization. The effective date of the reorganization is expected to be March 1998.
   Also on September 23, 1997, the Board of Directors of Composite Cash Management Company Money Market Portfolio and Composite Cash Management Company Tax-Exempt Portfolio approved the acquisition of the net assets of the Sierra Global Money Fund and the Sierra U.S. Government Money Fund, respectively, each a series of The Sierra Trust Funds. On October 28, 1997, the Trustees of The Sierra Funds approved the acquisitions which were contingent upon a vote of shareholders. Subsequent to December 31, 1997, Sierra Funds shareholders approved the acquisitions. The transactions are expected to occur in March 1998. The transactions will not result in the dilution of the interests of either Composite or Sierra shareholders and they will not bear any portion of the expense relating to these transactions.

                    ========================================
                    ----------------------------------------
                    For further information, please contact:
                                  FUND OFFICES
                            Composite Group of Funds
                          601 W. Main Avenue, Suite 300
                             Spokane, WA 99201-0613
                              Phone: (509) 353-3550
                            Toll free: (800) 543-8072
                    ----------------------------------------
                    ========================================

                                     ADVISER
                       Composite Research & Management Co.
              1201 Third Avenue, Suite 1400 Seattle, WA 98101-3015

                                   DISTRIBUTOR
                        Composite Funds Distributor, Inc.
              601 W. Main Avenue, Suite 300 Spokane, WA 99201-0613

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                  801 Pennsylvania Avenue Kansas City, MO 64105

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             LeMaster & Daniels PLLC
            601 W. Riverside Avenue, Suite 700 Spokane, WA 99201-0614

                                     COUNSEL
                   Paine, Hamblen, Coffin, Brooke & Miller LLP
            717 W. Sprague Avenue, Suite 1200 Spokane, WA 99204-0464


               OFFICERS                     BOARD OF DIRECTORS
          President                           Members
            William G. Papesh                   David E. Anderson
          Senior Vice President                 Wayne L. Attwood, M.D.
            Monte D. Calvin                     Arthur H. Bernstein
          Senior Vice President                 Kristianne Blake
            Sandra A. Cavanaugh                 Edmond R. Davis
          Vice President & Secretary            John W. English
            John T. West                        Anne V. Farrell
          Vice President & Treasurer            Michael K. Murphy
            Jeffrey L. Lunzer                   Alfred E. Osborne
          Vice President                        William G. Papesh
            Gene G. Branson                     Daniel L. Pavelich
                                                Jay Rockey
                                                Richard C. Yancey


             This report is submitted for the general information of
             shareholders of the Fund. For more detailed information
            about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or
                     accompanied by an effective prospectus.

                              [RECYCLE LOGO]
                                                            CCMAR (2/98) 66K



                                    COMPOSITE
                                      CASH
                                    MANAGEMENT
                                    COMPANY

                                     ANNUAL
                                     REPORT

                                  DECEMBER 31,
                                      1997





                         [COMPOSITE GROUP OF FUNDS LOGO]